Earnings per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings per unit
Income attributable to parent equity	$ 42,331	$ 23,898	$ (941)	$ (17,633)	$ 22,341	$ 40,176	$ 10,073	$ (24,650)	$ 47,655	$ 47,940	$ 7,876
Income allocated to general partner									(14,148)	(2,917)	(8)
NET INCOME ALLOCATED TO LIMITED PARTNERS									33,507	45,023	7,868
Common unitholders
Earnings per unit
NET INCOME ALLOCATED TO LIMITED PARTNERS									31,614	39,517	4,859
Weighted average units outstanding (in shares)	73,421,309	67,941,726	58,909,389	47,703,313	47,665,015	46,364,381	44,831,836	26,529,133	61,970,471	41,353,574	15,169,983
Basic and diluted income (loss) per unit (in dollars per share)									$ 0.51	$ 0.96	$ 0.32
Subordinated unitholders
Earnings per unit
NET INCOME ALLOCATED TO LIMITED PARTNERS									$ 1,893	$ 5,506	$ 3,009
Weighted average units outstanding (in shares)	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346	5,175,384
Basic and diluted income (loss) per unit (in dollars per share)									$ 0.32	$ 0.93	$ 0.58